Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Segment shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Significant Accounting Policies (Textual)
Restricted deposits	$ 228
Investment affiliate				$ 0
Number of operating segments | Segment	1
Research and development costs due to government grants	$ 852	$ 800	$ 516
Provision for doubtful accounts	560	752
Bad debt benefit	$ 4	$ 314	$ 73
Anti-dilutive shares | shares	6,793,764	6,402,517	5,837,758
Severance expense	$ 87	$ 53	$ 26
Research and development, net	8,656	8,842	11,101
Sales and marketing	10,814	8,466	11,609
General and administrative	6,645	6,123	7,906
Accumulated deficit	$ (179,188)	(172,888)
Previously reported [Member]
Significant Accounting Policies (Textual)
Research and development, net		88	121
Sales and marketing		252	193
General and administrative		203	141
Accumulated deficit		$ 42	$ 89
Minimum [Member]
Significant Accounting Policies (Textual)
Intangible assets, useful life	1 year
Percentage of weighted average cost of capital		14.32%
Revenue recognition, service term	1 year
Maximum [Member]
Significant Accounting Policies (Textual)
Intangible assets, useful life	15 years
Percentage of weighted average cost of capital		18.45%
Revenue recognition, service term	3 years